NATIONWIDE MUTUAL FUNDS
Nationwide Alternatives Allocation Fund

Supplement dated November 30, 2011
to the Summary Prospectus dated February 25, 2011 (as revised July 25, 2011)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective December 31, 2011, Katinka Domotorffy shall no longer serve as a portfolio manager to the Fund.  Accordingly, the reference to Ms. Domotorffy on page 4 of this Summary Prospectus is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE